Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Financial instruments
Carrying amount of financial assets	€ 5,904,891	€ 5,450,851
Carrying amount of financial liabilities	16,540,687	17,069,499
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	10,884,111	11,327,063
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	79,890	100,439
Not classified
Financial instruments
Carrying amount of financial liabilities	5,576,686	5,641,997
Accounts payable
Financial instruments
Carrying amount of financial liabilities	728,592	716,526
Accounts payable | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	728,592	716,526
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	132,300	118,663
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	132,300	118,663
Short-term debt and short-term debt from related parties
Financial instruments
Carrying amount of financial liabilities	392,911	1,171,853
Short-term debt and short-term debt from related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	392,911	1,171,853
Long-term debts
Financial instruments
Carrying amount of financial liabilities	8,025,698	7,905,557
Long-term debts | Level 1
Financial instruments
Fair value of financial liabilities	6,823,964	5,555,475
Long-term debts | Level 2
Financial instruments
Fair value of financial liabilities	1,481,122	2,537,932
Long-term debts | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	8,025,698	7,905,557
Long-term lease liabilities and long-term lease liabilities from related parties
Financial instruments
Carrying amount of financial liabilities	4,634,108	4,705,038
Long-term lease liabilities and long-term lease liabilities from related parties | Not classified
Financial instruments
Carrying amount of financial liabilities	4,634,108	4,705,038
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,627,078	2,451,862
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,604,610	1,414,464
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	79,890	100,439
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	942,578	936,959
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	433	2,534
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	433	2,534
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	433	2,534
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	5,680	10,762
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	5,680	10,762
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	5,680	10,762
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities	74,210	89,677
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities	74,210	89,677
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	74,210	89,677
Noncontrolling interests subject to put provisions
Financial instruments
Carrying amount of financial liabilities	942,145	934,425
Noncontrolling interests subject to put provisions | Level 3
Financial instruments
Fair value of financial liabilities	942,145	934,425
Noncontrolling interests subject to put provisions | Not classified
Financial instruments
Carrying amount of financial liabilities	942,145	934,425
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,604,610	1,414,464
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,604,610	1,414,464
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,409,636	4,485,470
FVPL - Assets
Financial instruments
Carrying amount of financial assets	1,002,160	463,344
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	314,432	312,808
Not classified
Financial instruments
Carrying amount of financial assets	178,663	189,229
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,598,659	1,007,723
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	686,748	166,677
Cash and cash equivalents | Level 2
Financial instruments
Fair value of financial assets	149
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	911,762	841,046
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	686,897	166,677
Trade accounts and other receivables
Financial instruments
Carrying amount of financial assets	3,251,856	3,421,346
Trade accounts and other receivables | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,177,401	3,343,873
Trade accounts and other receivables | Not classified
Financial instruments
Carrying amount of financial assets	74,455	77,473
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	138,232	159,196
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	138,232	159,196
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	916,144	862,586
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	182,241	141,355
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	315,263	296,667
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	314,432	312,808
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	104,208	111,756
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	4,524	107
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	4,524	107
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	4,524	107
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	20,450	2,406
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	20,450	2,406
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	20,450	2,406
Equity investments
Financial instruments
Carrying amount of financial assets	249,060	237,248
Equity investments | Level 1
Financial instruments
Fair value of financial assets	12,258	13,110
Equity investments | Level 2
Financial instruments
Fair value of financial assets	42,635	41,084
Equity investments | Level 3
Financial instruments
Fair value of financial assets	194,167	183,054
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	197,426	186,273
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	51,634	50,975
Debt securities
Financial instruments
Carrying amount of financial assets	360,185	369,821
Debt securities | Level 1
Financial instruments
Fair value of financial assets	354,711	365,170
Debt securities | Level 2
Financial instruments
Fair value of financial assets	5,474	4,651
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	97,387	107,988
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	262,798	261,833
Other financial assets
Financial instruments
Carrying amount of financial assets	281,925	253,004
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	182,241	141,355
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 99,684	€ 111,649